Plant Restructuring (table)	12 Months Ended
Mar. 31, 2013
Restructuring And Related Activities [Abstract]
Schedule of Restructuring and Related Costs [Table Text Block]
		Long-Lived
		Asset	Other
	Severance	Charges	Costs	Total
	(In thousands)

Balance March 31, 2010	$0	$250	$794	$1,044
First-quarter charge to expense	0	0	1	1
Second-quarter charge to expense	1,210	0	0	1,210
Third-quarter charge to expense	109	0	0	109
Cash payments/write offs	(889)	(250)	(283)	(1,422)
Fourth-quarter charge to expense	26	0	8	34
Balance March 31, 2011	456	0	520	976
First-quarter charge to expense	54	0	0	54
Second-quarter (credit) charge to expense	(19)	0	4	(15)
Cash payments/write offs	(454)	0	(524)	(978)
Balance March 31, 2012	37	0	0	37
Third-quarter charge to expense	0	1,107	1,403	2,510
Fourth-quarter charge to expense	0	109	878	987
Cash payments/write offs	(17)	(42)	(1,974)	(2,033)
Balance March 31, 2013	$20	$1,174	$307	$1,501

The other costs at March 31, 2013 relate to inventory that is expected to be disposed of in fiscal 2014.